UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 1, 2010


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    127

Form 13F Information Table Value total: $487,644 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      222    12800 SH       SOLE                                      12800
3M Company                     COM              88579y101     1355    15624 SH       SOLE                                      15624
AT&T, Inc.                     COM              00206R102     4676   163481 SH       SOLE                                     163481
Abbott Laboratories Corp.      COM              002824100      392     7500 SH       SOLE                                       7500
Accenture Ltd                  COM              g1151c101    10477   246587 SH       SOLE                                     246587
AllState Corp.                 COM              020002101      308     9770 SH       SOLE                                       9770
Altair NanoTech, Inc.          COM              021373105        6    10000 SH       SOLE                                      10000
Altria Group, Inc.             COM              02209s103     1481    61669 SH       SOLE                                      61669
American Express Co.           COM              025816109      525    12491 SH       SOLE                                      12491
American Oriental Bioengineeri COM              028731107       27    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100     1021    18530 SH       SOLE                                      18530
Apache Corp.                   COM              037411105     8497    86919 SH       SOLE                                      86919
Apple Computer                 COM              037833100      456     1608 SH       SOLE                                       1608
Automatic Data Processing      COM              053015103      277     6600 SH       SOLE                                       6600
Banco LatinoAmericano          COM              P16994132    11098   768000 SH       SOLE                                     768000
BankAmerica Corp.              COM              060505104      264    20178 SH       SOLE                                      20178
Belo Corporation               COM              080555105      381    61500 SH       SOLE                                      61500
Berkshire Hathaway Inc. Cl A   COM              084670108     2241       18 SH       SOLE                                         18
Berkshire Hathaway Inc. Cl B   COM              084670702    48955   592097 SH       SOLE                                     592097
Berry Petroleum Cl A           COM              085789105     5022   158260 SH       SOLE                                     158260
Best Buy Co.                   COM              086516101     3038    74406 SH       SOLE                                      74406
Bristol Myers Squibb           COM              110122108     1076    39681 SH       SOLE                                      39681
Brookdale Sr Living Inc        COM              112463104      749    45900 SH       SOLE                                      45900
Cardiac Science                COM              14141A108      104    58000 SH       SOLE                                      58000
Caterpillar Inc.               COM              149123101     3596    45710 SH       SOLE                                      45710
Chevron Corp.                  COM              166764100     1498    18485 SH       SOLE                                      18485
Cisco Systems Inc.             COM              17275R102     6958   317731 SH       SOLE                                     317731
Citigroup Inc.                 COM              172967101      149    38142 SH       SOLE                                      38142
Coca Cola Co.                  COM              191216100     2049    35020 SH       SOLE                                      35020
Colgate Palmolive Co.          COM              194162103      222     2893 SH       SOLE                                       2893
Computer Sciences Corp.        COM              205363104     1135    24671 SH       SOLE                                      24671
ConocoPhillips                 COM              20825c104      333     5800 SH       SOLE                                       5800
Corrections Corp Amer          COM              22025y407    12141   491920 SH       SOLE                                     491920
Covidien Ltd                   COM              g2554f105      320     7962 SH       SOLE                                       7962
DIRECTV Ser A                  COM              25490A101     1164    27960 SH       SOLE                                      27960
DJ STOXX 50 ETF Index          COM              78463x103      409    12058 SH       SOLE                                      12058
Darden  Restaurants, Inc.      COM              237194105      257     6000 SH       SOLE                                       6000
Dentsply Intl Inc              COM              249030107     1683    52647 SH       SOLE                                      52647
Dionex Corp.                   COM              254546104      346     4000 SH       SOLE                                       4000
Dominion Resources, Inc.       COM              25746u109     1438    32935 SH       SOLE                                      32935
Duke Energy Corp.              COM              26441c105     2872   162178 SH       SOLE                                     162178
Eaton Corp.                    COM              278058102      307     3725 SH       SOLE                                       3725
Exxon Mobil Corp.              COM              30231G102    12681   205221 SH       SOLE                                     205221
Fairfax Financial Hld          COM              303901102    75069   184393 SH       SOLE                                     184393
FedEx Corp.                    COM              31428X106     2662    31130 SH       SOLE                                      31130
Gannett Co. Inc.               COM              364730101     7532   615900 SH       SOLE                                     615900
General Electric Co.           COM              369604103     5252   323211 SH       SOLE                                     323211
General Mills Inc.             COM              370334104     1823    49878 SH       SOLE                                      49878
HCC Ins Hldgs                  COM              404132102     4219   161709 SH       SOLE                                     161709
Halliburton Inc.               COM              406216101     6480   195943 SH       SOLE                                     195943
HealthStream Inc.              COM              42222n103       72    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103     3033    72087 SH       SOLE                                      72087
Home Depot Inc.                COM              437076102     2549    80457 SH       SOLE                                      80457
Intel Corp.                    COM              458140100     5789   301522 SH       SOLE                                     301522
International Business Machine COM              459200101     7903    58915 SH       SOLE                                      58915
Johnson & Johnson              COM              478160104     7794   125783 SH       SOLE                                     125783
Kraft Inc.                     COM              50075n104     8262   267718 SH       SOLE                                     267718
L-3 Communications             COM              502424104     1323    18300 SH       SOLE                                      18300
Lee Enterprises                COM              523768109       92    34500 SH       SOLE                                      34500
Leucadia Natl Corp             COM              527288104     1260    53328 SH       SOLE                                      53328
Level 3 Commun                 COM              52729N100     5085  5424900 SH       SOLE                                    5424900
Loews Corp.                    COM              540424108    15475   408319 SH       SOLE                                     408319
Lowes Companies                COM              548661107     2710   121572 SH       SOLE                                     121572
McCormick                      COM              579780206      652    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     1571    21080 SH       SOLE                                      21080
Mead Johnson Nutrition         COM              582839106      321     5647 SH       SOLE                                       5647
Media General                  COM              584404107     1232   137500 SH       SOLE                                     137500
Medtronic Inc.                 COM              585055106     5560   165570 SH       SOLE                                     165570
Merck & Company Inc.           COM              58933y105     3258    88507 SH       SOLE                                      88507
Microsoft Corp.                COM              594918104     5561   227052 SH       SOLE                                     227052
Morgan Stanley                 COM              617446448      234     9500 SH       SOLE                                       9500
Morgan Stanley China A Share F COM              617468103      699    25333 SH       SOLE                                      25333
National Health Invstrs        COM              63633d104    15408   349704 SH       SOLE                                     349704
National Healthcare            COM              635906100      863    23278 SH       SOLE                                      23278
News Corp. Ltd. Cl A           COM              65248e104      424    32470 SH       SOLE                                      32470
News Corp. Ltd. Cl B           COM              65248e203     2007   133246 SH       SOLE                                     133246
Novartis AG                    COM              66987v109     1581    27407 SH       SOLE                                      27407
Oracle                         COM              68389x105      487    18148 SH       SOLE                                      18148
Overstock                      COM              690370101    10062   640080 SH       SOLE                                     640080
Pall Corp.                     COM              696429307     7383   177311 SH       SOLE                                     177311
Peoples United Financial       COM              712704105     8515   650500 SH       SOLE                                     650500
PepsiCo Inc.                   COM              713448108     1919    28885 SH       SOLE                                      28885
Pfizer Inc.                    COM              717081103      696    40561 SH       SOLE                                      40561
Philip Morris Intl             COM              718172109     4092    73044 SH       SOLE                                      73044
ProShs UltraShort 20yr+ Treasu COM              74347R297     1348    43128 SH       SOLE                                      43128
ProShs Ultrashort 7-10yr Treas COM              74347R313      365     9290 SH       SOLE                                       9290
Procter & Gamble Co.           COM              742718109     9521   158755 SH       SOLE                                     158755
Regions Financial Corp.        COM              7591ep100      572    78612 SH       SOLE                                      78612
Republic Services Inc.         COM              760759100     6898   226225 SH       SOLE                                     226225
Roche Holdings                 COM              771195104     3339    97238 SH       SOLE                                      97238
SPDR Gold Trust                COM              78463V107      283     2216 SH       SOLE                                       2216
Schlumberger Ltd.              COM              806857108     7299   118476 SH       SOLE                                     118476
Scripps Networks Interactive,  COM              811065101     1629    34244 SH       SOLE                                      34244
Select Basic Materials Sector  COM              81369y100     1858    56695 SH       SOLE                                      56695
Sigma Aldrich Corp.            COM              826552101      242     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      505    19564 SH       SOLE                                      19564
Syntroleum                     COM              871630109     2003  1071354 SH       SOLE                                    1071354
Sysco Corp.                    COM              871829107     5786   202860 SH       SOLE                                     202860
TJX Companies, Inc.            COM              872540109      446    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     6432   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100      715    11117 SH       SOLE                                      11117
Travelers Inc.                 COM              89417e109     1179    22627 SH       SOLE                                      22627
United Parcel Svc. Inc. CL B   COM              911312106     4594    68889 SH       SOLE                                      68889
United Technologies Corp.      COM              913017109     6778    95155 SH       SOLE                                      95155
Vanguard Emerging Markets ETF  COM              922042858     1712    37661 SH       SOLE                                      37661
Vanguard Large-Cap Exchanged T COM              922908637      383     7355 SH       SOLE                                       7355
Vanguard Mid-Cap Exchange Trad COM              922908629      220     3319 SH       SOLE                                       3319
Vanguard Small-Cap VIPERs      COM              922908751      391     6165 SH       SOLE                                       6165
Verizon Communications         COM              92343v104      210     6452 SH       SOLE                                       6452
Vodafone Group PLC ADS         COM              92857w209     5317   214293 SH       SOLE                                     214293
Vulcan Materials               COM              929160109      611    16550 SH       SOLE                                      16550
Wal-Mart Stores Inc.           COM              931142103     6737   125879 SH       SOLE                                     125879
Walt Disney Co.                COM              254687106     3983   120333 SH       SOLE                                     120333
Washington Post Co.            COM              939640108     1042     2609 SH       SOLE                                       2609
Wells Fargo & Co.              COM              949746101     1252    49861 SH       SOLE                                      49861
Wesco Financial                COM              950817106      623     1739 SH       SOLE                                       1739
Western Union                  COM              959802109     1399    79192 SH       SOLE                                      79192
White Mountain Ins             COM              G9618E107     1653     5359 SH       SOLE                                       5359
Willis Group Holdings Public L COM              G96666105      223     7225 SH       SOLE                                       7225
iShares China                  COM              464287184     4117    96144 SH       SOLE                                      96144
iShares MSCI Emerging Markets  COM              464287234      753    16826 SH       SOLE                                      16826
iShares MSCI Pacific Rim       COM              464286665     2055    46398 SH       SOLE                                      46398
iShares MidCap 400             COM              464287507      315     3939 SH       SOLE                                       3939
iShares Russell 1000 Index ETF COM              464287622      419     6640 SH       SOLE                                       6640
iShares Russell Mid-Cap Index  COM              464287499      252     2791 SH       SOLE                                       2791
iShares S&P SmallCap 600 Index COM              464287804     2618    44310 SH       SOLE                                      44310
Natl Healthcare Cv Prf         PFD CV           635906209      451    33125 SH       SOLE                                      33125